Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 30,093	$ 31,736
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - cost	44,877	44,877	$ 44,877
Additions - cost	0	0
Balance - Accumulated amortization	(14,784)	(13,141)	(9,855)
Additions - Accumulated amortization	(1,643)	(3,286)
Net Book Value	30,093	31,736	$ 35,022
Net Book Value - Additions	$ (1,643)	$ (3,286)